Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Income Taxes [Line Items]
Tax Credit Carryforward, Expiration Dates	2016 to 2021
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	$ 153.1	$ 187.2
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	174.7	97.2
Deferred Tax Assets, Inventory	5.8	0
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	120.0	139.6
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	339.4	321.5
Deferred Tax Assets, Other	147.6	136.8
Deferred Tax Assets, Gross	1,010.1	978.6
Deferred Tax Assets, Valuation Allowance	(441.6)	(419.8)
Deferred Tax Assets, Net	568.5	558.8
Deferred Tax Liabilities, Property, Plant and Equipment	(67.4)	(53.8)
Deferred Tax Liabilities, Other Finite-Lived Assets	(253.3)	(283.3)
Deferred Tax Liabilities, Other	(9.6)	(3.9)
Deferred Tax Liabilities	(330.3)	(341.0)
Deferred Tax Assets (Liabilities), Net	238.2	217.8
Deferred Tax Assets, Net, Current	130.7	179.2
Deferred Tax Liabilities, Current	(10.4)	0
Deferred income taxes	120.2	38.6
Deferred Tax Liabilities, Noncurrent	(2.3)	0
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	110.6
Operating Loss Carryforwards, Expiration Dates	2012 to 2025
Estimated Undistributed Foreign Subsidiaries Earnings, Amount	704.4
Goodwill	2,366.0	2,749.5	2,754.3
Portion of Goodwill Deductible For Tax Purposes, Amount	878.7
Accrued Self-Insurance Liabilities [Member]
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	3.9	27.1
Postretirement Liabilities [Member]
Deferred Income Taxes [Line Items]
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	65.6	69.2
Balance Sheet Item [Member]
Deferred Income Taxes [Line Items]
Deferred Tax Assets (Liabilities), Net	$ 238.2	$ 217.8